Income Taxes - Schedule of Reconciliation of U.S. Federal Statutory Rate to Company's Effective Tax Rate (Detail)	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax at federal statutory rate			21.00%	21.00%	21.00%
Permanent differences			(0.60%)	(1.50%)	(0.80%)
Warrant Mark to Market			(7.80%)	(0.10%)	(0.10%)
Stock-based compensation			(0.20%)	(0.20%)	(0.20%)
Change in valuation allowance			(13.60%)	(21.10%)	(21.90%)
Research and development tax credits			1.10%	1.80%	1.90%
Effective tax rate	0.00%	0.00%	(0.10%)	(0.10%)	(0.10%)